Fees and Expenses	Dec. 31, 2025
First Eagle US Equity ETF | First Eagle US Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.79%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers and/or Expense Reimbursement(2)	(0.34)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	0.45%

(1)	“Other Expenses” are estimated for the current fiscal year.

(2)	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes) (“annual operating expenses”) is limited to 0.45% of the Fund’s average daily net assets. These contractual limitations are in effect until February 1, 2027, and may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of First Eagle ETF Trust (the “Trust”).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$46	$218

Expense Example, No Redemption [Table]
1 Year	3 Years
$46	$218

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

First Eagle Mid Cap Equity ETF | First Eagle Mid Cap Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers and/or Expense Reimbursement(2)	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	0.55%

(1)	“Other Expenses” are estimated for the current fiscal year.
(2)	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes) (“annual operating expenses”) is limited to 0.55% of the Fund’s average daily net assets. These contractual limitations are in effect until February 1, 2027, and may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of First Eagle ETF Trust (the “Trust”).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$56	$220

Expense Example, No Redemption [Table]
1 Year	3 Years
$56	$220

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.